UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2856
                                                     ---------------------

                             Liberty Funds Trust IV
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


LIBERTY MUNICIPAL MONEY MARKET FUND        ANNUAL REPORT

JUNE 30, 2003


[photo of domed building]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxesinvesting at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the investment environment during the period, the performance of Liberty Municipal Money Market Fund and the strategies used by the fund's portfolio manager Normand R. Desrosiers. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT -
Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT



For the 12-month period ended June 30, 2003, Liberty Municipal Money Market Fund's class A shares returned 0.75%. The fund outperformed its peer group, the Lipper Tax Exempt Money Market Fund Category average, which was 0.67% for the same period.1

LACKLUSTER ECONOMY PROMPTS ADDITIONAL CUTS TO SHORT-TERM INTEREST RATES

Over the year, the US economy failed to pick up steam. Consumer activity remained strong, but corporations continued to curtail capital spending, choosing to focus on streamlining operations and reducing expenses. These factors, combined with ongoing geopolitical concerns, led to lackluster economic growth and prompted the Federal Reserve Board to cut a key short-term interest rate to help stimulate the economy. Late in June, the Fed reduced the federal funds rate--the overnight rate that commercial banks charge each other for borrowing--from 1.25% to 1.00%. Since the Fed began its rate-cutting strategy in 2000, the federal funds rate has been reduced 13 times. In this environment, municipal money market rates reached historically low levels. The Bond Market Association (BMA) average, a composite index composed of tax-exempt seven-day variable rate demand notes (VRDNs), hit a record low of 0.95% during the reporting period and closed at 0.98% by the end of June. (VRDNs are securities that reset their rates daily or weekly.)

Lower rates have been instrumental in stimulating major consumer purchases, such as autos and housing, and in boosting mortgage refinancing activity, but so far they have not yet provided a significant jump-start to the overall economy.

FUND MAINTAINS ITS HIGH QUALITY STANDARD
In this environment of declining interest rates, we continued to seek out high quality, highly liquid investments for the fund's portfolio. Market demand for municipal securities was high during the period as the gap between yields on taxable and tax-exempt securities narrowed. To help enhance the fund's yield, we increased our investments in VRDNs. By mid-June, VRDNs were yielding between 0.90%-1.00%, while fixed one-year tax-exempt notes traded as low as 0.80%. As we approached the end of 2002 and the 2003 April tax season, which typically bring higher redemptions, we shortened the fund's average maturity to maintain ready liquidity. Unfortunately, with this increased liquidity yields suffered, as VRDNs typically underperform during these periods.


1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.



[SIDEBAR TEXT]:


DISTRIBUTIONS DECLARED PER
SHARE 7/1/02 - 6/30/03 ($)

Class A                 0.008
------------------------------
Class B                 0.002
------------------------------
Class C                 0.004
------------------------------
Class Z                 0.007
------------------------------



7-DAY YIELDS ON 6/30/03 (%)

Class A                  0.48
------------------------------
Class B                  0.10
------------------------------
Class C(3)               0.11
------------------------------
Class Z                  0.48
------------------------------



7-DAY TAXABLE-EQUIVALENT
YIELDS ON 6/30/03(2) (%)

Class A                  0.78
------------------------------
Class B                  0.16
------------------------------
Class C                  0.18
------------------------------
Class Z                  0.78
------------------------------



30-DAY YIELDS ON 6/30/03 (%)

Class A                  0.52
------------------------------
Class B                  0.10
------------------------------
Class C(3)               0.12
------------------------------
Class Z                  0.52
------------------------------


2 Taxable-equivalent yields are based on the 38.6% federal income tax rate. 3 If the Advisor or its affiliates had not waived certain fund expenses, the
   7-day and 30-day yields would have been -0.50% and -0.48%, respectively, for class C shares.

PORTFOLIO MANAGER'S REPORT



HISTORICALLY LOW SHORT-TERM INTEREST RATES EXPECTED TO CONTINUE
Although the Fed has adopted a neutral bias toward present economic conditions, it has expressed concerns about disinflation and indicated that it is willing to provide further stimulus in the form of even lower short-term interest rates if an economic recovery remains at bay. As a result, we expect interest rates and money market yields to remain at historically low levels, with continued near-term volatility. In this environment, we will continue to look for investments with the best relative value and watch for market changes that suggest better opportunities ahead. In the tax-exempt market, we expect additional opportunities from increased supply as state and local governments seek to bridge their budget gaps. As always, we will emphasize investments with both strong liquidity and superior credit ratings.

/s/ Normand R. Desrosiers

Normand R. Desrosiers has managed Liberty Municipal Money Market Fund since July 2002.



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.
Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. Performance for different share classes will vary with fees associated with each class. Total return includes reinvestment of income and capital gains distributions, if any. Share price should not change.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.




PORTFOLIO BREAKDOWN(4) AS OF 6/30/03 (%)
-------------------------------------------

Variable Rate Notes....................76.2
Tax-Exempt Notes & Bonds...............15.9
Put Bonds...............................2.2
Commercial Paper........................5.7


PORTFOLIO MATURITY(4) AS OF 6/30/03 (%)
-------------------------------------------

1-29 days..............................79.6
30-89 days.............................13.6
90-179 days.............................2.2
180-299 days............................3.7
Greater than 299 days...................0.9


4 Portfolio breakdown and maturity weightings are calculated as a percentage of market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Fund will continue to hold or invest in these securities in the future.

INVESTMENT PORTFOLIO


June 30, 2003


MUNICIPAL SECURITIES - 101.9%              PAR        VALUE
------------------------------------------------------------
ARIZONA - 5.2%
Maricopa County IDA, San Remo
   Apartments Project, Series 2002,
   VRDB, (LIQ FAC: Fannie Mae)
     1.000% 09/15/35 (a)            $3,400,000  $ 3,400,000
Phoenix IDA, Spring Air Mattress Co.
   Project, Series 1999, VRDB,
   (LOC: BankOne NA)
     1.300% 04/01/19 (a)             1,670,000    1,670,000
State Transportation Board, Maricopa
   County Regional Area Road,
   Series 1999, AMBAC,
     5.000% 07/01/03                   500,000      500,000
                                                -----------
                                                  5,570,000
                                                -----------

CALIFORNIA - 1.5%
Regional Airports Improvement Corp.,
   Los Angeles International Airport,
   Series 1989, VRDB,
   (LOC: Societe Generale)
     1.060% 12/01/25 (a)               580,000      580,000
State Higher Education Loan Authority,
   Series 1994 A, VRDB, Put Bond,
   06/01/03, (LOC: State Street
   Bank & Trust Co.)
     1.050% 07/01/05 (a)             1,000,000    1,000,000
                                                -----------
                                                  1,580,000
                                                -----------

COLORADO - 4.8%
Boulder County, Boulder Medical
   Center Project, Series 1998, VRDB,
   (LOC: Wells Fargo Bank)
     1.150% 01/01/17 (a)(b)          3,010,000    3,010,000
Colorado Springs, Catalano Family
   LLP. Project, Series 1998, VRDB,
   (LOC: BankOne NA)
     1.200% 08/01/13 (a)               960,000      960,000
Denver City & County, WorldPort
   at DIA Project, Series 2000 A,
   VRDB, (LOC: J.P. Morgan Chase)
     1.150% 12/01/29 (a)             1,200,000    1,200,000
                                                -----------
                                                  5,170,000
                                                -----------

DISTRICT OF COLUMBIA - 2.8%
Metropolitan Washington Airports
   Authority, Series 2002 C,
   VRDB, FSA,
     1.000% 10/01/21 (a)             3,000,000    3,000,000
                                                -----------

FLORIDA - 1.4%
State Department General Services
   Division, Facilities Management
   Revenue, Series 2003 A, FSA,
     4.000% 09/01/03                 1,475,000    1,482,162
                                                -----------





                                           PAR        VALUE
-----------------------------------------------------------
GEORGIA - 2.3%
Dooly County IDA, Hamburg
   Enterprises Project, Series 2003,
   VRDB, (LOC: Fifth Third Bank)
     1.100% 12/01/17                $2,500,000  $ 2,500,000
                                                -----------

ILLINOIS - 11.1%
Chicago Enterprise Zone Revenue,
   Gas Plus, Inc. Project, Series 2002,
   VRDB, (LOC: Northern Trust Co.)
     1.300% 11/01/22 (a)             1,750,000    1,750,000
Chicago IDR, PS Greetings, Inc.
   Project, Series 1999, VRDB,
   (LOC: LaSalle Bank)
     1.050% 05/01/24 (a)             1,235,000    1,235,000
Chicago O'Hare International Airport
   Revenue, Second Lien Passenger
   Facility Charge Revenue Bonds,
   Series 2001 A, AMBAC,
     5.500% 01/01/04 (a)             1,000,000    1,021,507
Chicago Revenue, De LaSalle Institute,
   Series 1997, VRDB,
   (LOC: Northern Trust Co.)
     1.090% 04/01/27                   815,000      815,000
East Dundee IDR, Otto Engineering,
   Inc. Project, Series 1998, VRDB,
   (LOC: Lasalle Bank)
     1.600% 03/01/26 (a)               675,000      675,000
Glendale Heights IDR, Judy LLC/York
   Corrugated, C160, Series 1998,
   VRDB, (LOC: Harris Trust
   & Savings Bank)
     1.100% 08/01/28 (a)             1,360,000    1,359,980
North Aurora IDR, Oberweis Dairy,
   Inc. Project, Series 1995, VRDB,
   (LOC: Lasalle Bank)
     1.060% 02/01/10 (a)(b)          1,000,000    1,000,000
Rockford Industrial Project Revenue:
   Fastener Engineers Project, Series
   1995, VRDB, (LOC: Key Bank)
     1.300% 02/01/15 (a)             1,700,000    1,700,000
   Springfield IDR, Phillips Brothers,
   Inc. Project, Series 1998, VRDB,
   (LOC: BankOne NA)
     1.200% 06/01/18 (a)             1,350,000    1,350,000
State Housing Development Authority,
   Sterling Towers Project, Series 2001,
   VRDB, (LOC: LaSalle Bank)
     1.090% 10/01/35 (a)               990,000      990,000
                                                -----------
                                                 11,896,487
                                                -----------

INDIANA - 9.4%
Boomington Multi-Family Revenue,
   Willow Manor Apartments Project,
   Series 2002, VRDB,
   (LOC: Fifth Third Bank)
     1.100% 11/01/32                 1,500,000    1,500,000




See notes to investment portfolio.

June 30, 2003



MUNICIPAL SECURITIES (CONTINUED)            PAR      VALUE
-----------------------------------------------------------
INDIANA (CONTINUED)
Elkhart County Economic
   Development Revenue:
   Adorn, Inc. Project, Series 1995,
   VRDB, (LOC: Harris Trust
   & Savings Bank)
     1.150% 08/01/05 (a)             $ 600,000    $ 600,000
   Crossroads Apartments Project,
   Series 1998 A, VRDB,
   (LOC: FHLB)
     1.250% 04/01/28 (a)               875,000      875,000
Plymouth Economic Development
   Revenue, Hillcrest Apartments
   Project, Series 1998 A, VRDB,
   (LOC: Lasalle Bank)
     1.050% 04/01/28 (a)               875,000      875,000
St. Joseph County Economic
   Development Revenue, Pine Oak
   Apartments, Series 1997 A,
   (LOC: FHLB)
     1.150% 06/01/27 (a)             2,365,000    2,365,000
State Development Finance Authority:
     1.100% 07/10/03                 3,000,000    3,000,000
   Carr Metal Products, Inc. Project,
   Series 1999, VRDB,
   (LOC: BankOne NA)
     1.350% 01/01/09 (a)               880,000      880,000
                                                -----------
                                                 10,095,000
                                                -----------

IOWA - 4.3%
Clinton IDR, Sethness Products Co.
   Project, Series 1996, VRDB,
   (LOC: Northern Trust Co.)
     1.150% 09/01/11                 1,575,000    1,575,000
State Finance Authority, ChildServe
   Project, Series 2002 B, VRDB,
   (LOC: Wells Fargo Bank)
     1.100% 06/01/17                 1,270,000    1,270,000
State Higher Education Loan Authority,
   American Institute of Business
   Project, Series 1998, VRDB,
   (LOC: Wells Fargo Bank)
     1.100% 11/01/13                 1,795,000    1,795,000
                                                -----------
                                                  4,640,000
                                                -----------

KENTUCKY - 1.0%
Shelby County Industrial Building
   Revenue, Roll Forming Corp.
   Project, Series 1996, VRDB,
   (LOC: BankOne NA)
     1.200% 04/01/16 (a)             1,055,000    1,055,000
                                                -----------




                                           PAR        VALUE
-----------------------------------------------------------
LOUISIANA - 2.8%
Calcasieu Parish Industrial Development
   Board, Hydroserve Westlake LLC
   Project, Series 1998 VRDB,
   (LOC: J.P. Morgan Chase)
     1.050% 06/01/25 (a)            $3,000,000  $ 3,000,000
                                                -----------

MASSACHUSETTS - 9.7%
Cohasset, Series 2002, BAN,
     2.125% 07/25/03                 2,000,000    2,000,790
Newton, Series 2002, BAN,
     2.250% 08/29/03                 3,000,000    3,002,777
Peabody, Series 2003, BAN,
     1.750% 02/13/04                 2,940,000    2,951,685
Westwood, Series 2002, BAN,
     2.500% 08/07/03                 2,500,000    2,502,551
                                                -----------
                                                 10,457,803
                                                -----------

MICHIGAN - 6.1%
Berrien County Economic Development
   Revenue, Arlington Metals Corp.
   Project, Series 1992, VRDB,
   (LOC: BankOne NA)
     1.100% 10/01/04 (a)               760,000      760,000
Detroit Sewer Disposal Revenue,
   Series 2001 E, VRDB, FGIC,
     1.500% 07/01/31                 1,400,000    1,400,000
State Municipal Bond Authority
   Revenue, Series 2002 C-2,
   (LOC: J.P. Morgan Chase)
     2.250% 08/22/03                 2,500,000    2,502,297
State Strategic Fund:
   Enterprises LLC Project, Series
   1996, VRDB, (LOC: National
   City Bank NA)
     1.140% 09/01/21 (a)             1,055,000    1,055,000
   Pioneer Metal Finishing Project,
   Series 1996, VRDB,
   (LOC: BankOne NA)
     1.090% 11/01/08 (a)               900,000      900,000
                                                -----------
                                                  6,617,297
                                                -----------

MINNESOTA - 3.7%
Bloomington IDR, Watkins Pattern
   Co., Inc. Project, Series 2001,
   VRDB, (LOC: U.S. Bank NA),
     1.200% 07/01/21 (a)             1,900,000    1,900,000
Eden Prairie IDR, SWB LLC Project,
   Series 2000 A, VRDB,
   (LOC: U.S. Bank NA)
     1.200% 11/01/20 (a)             2,035,000    2,035,000
                                                -----------
                                                  3,935,000
                                                -----------



See notes to investment portfolio.

June 30, 2003


MUNICIPAL SECURITIES (CONTINUED)            PAR      VALUE
-----------------------------------------------------------
MISSISSIPPI - 2.2%
Jackson County, Chevron Corp.,
   Series 1994, VRDB,
     1.050% 11/01/24                $2,340,000  $ 2,340,000
                                                -----------

MISSOURI - 2.0%
Mountain Grove IDA, Mountain
   Grove Project, Series 1997, VRDB,
   (LOC: Wachovia Bank NA)
     1.100% 11/01/13 (a)             2,195,000    2,195,000
                                                -----------

NEVADA - 1.7%
Washoe County Economic Development
   Revenue, Sierra Nevada College
   Project, Series 2000, VRDB,
   (LOC: Wells Fargo Bank)
     1.100% 07/01/25                 1,785,482    1,785,482
                                                -----------

OHIO - 0.7%
Hancock County Multi-family Revenue,
   Crystal Glen Apartments, Series
   1998 B, VRDB, (LOC: FHLB)
     1.200% 01/01/31 (a)               745,000      745,000
                                                -----------

OREGON - 1.5%
State Economic Development Revenue:
   Newsprint Co. Project, Series
   2002-197, VRDB, (LOC: Toronto
   Dominion Bank)
     1.050% 12/01/25 (a)               200,000      200,000
   Newsprint Co. Project, Series
   2001-202, VRDB, (LOC: Toronto
   Dominion Bank),
     1.050% 04/01/26 (a)             1,400,000    1,400,000
                                                -----------
                                                  1,600,000
                                                -----------

RHODE ISLAND - 0.9%
State Housing & Mortgage Finance
   Corp., Homeownership Opportunity,
   Series 2001
     5.000% 10/01/03 (a)             1,000,000    1,009,757
                                                -----------

SOUTH CAROLINA - 2.0%
Jobs Economic Development Authority,
   Persona, Inc. Project, Series 1998,
   VRDB, (LOC: Lasalle Bank)
     1.600% 04/01/18 (a)             2,130,000    2,130,000
                                                -----------

TEXAS - 13.1%
Arlington Industrial Development Corp.,
   Universal Forest Products, Series 1999,
   VRDB, (LOC: BankOne NA)
     1.200% 07/01/29 (a)             1,180,000    1,180,000




                                           PAR        VALUE
-----------------------------------------------------------
Brownsville Industrial Development
   Corp., Tella Tool & Manufacturing
   Co. Project, Series 2002, VRDB,
   (LOC: BankOne NA)
     1.100% 06/01/20 (a)             $ 720,000    $ 720,000
Gulf Coast Industrial Development
   Corp., Harsco Corp. Project, Series
   2000, (LOC: Wachovia Bank NA)
     1.200% 05/01/10 (a)             1,500,000    1,500,000
Harris County Industrial Development
   Corp., Precision General, Inc. Project,
   Series 1991, VRDB,
   (LOC: JPMorgan Chase)
     1.050% 10/01/16 (a)             2,060,000    2,060,000
Robertson County IDA, Sanderson
   Farms, Inc. Project, Series 1995,
   VRDB, (LOC: Harris Trust
   & Savings Bank)
     1.100% 11/01/05 (a)             1,400,000    1,400,000
Texas State:
   College Student Loan, Series, 2003,
   VRDB (LOC: Landesbank
   Hessen-Thuringen GZ)
     1.000% 02/01/09 (a)             2,500,000    2,500,000
   Public Finance Authority,
   (LOC: JPMorgan Chase)
     1.100% 07/18/03                 1,500,000    1,500,000
   TRAN, Series 2002,
     2.750% 08/29/03                 2,800,000    2,805,689
Trinity River Authority, Community
   Waste Disposal Project, Series 2001,
   VRDB, (LOC: Wells Fargo Bank)
     1.150% 05/01/21 (a)               375,000      375,000
                                                -----------
                                                 14,040,689
                                                -----------

VIRGINIA - 1.5%
Dinwiddie County IDA:
   Chaparral East Project, Series 1998 A,
   VRDB (LOC: Bank of America)
     1.050% 09/01/28 (a)             1,285,000    1,285,000
   Chaparral Steel Virginia Project,
   Series 1999 A, VRDB
   (LOC: Bank of America)
     1.100% 08/01/29 (a)               300,000      300,000
                                                -----------
                                                  1,585,000
                                                -----------

WASHINGTON - 4.1%
State Housing Finance Commission:
   Evergreen Ridge Apartments Project,
   Series 1994, VRDB,
   (LOC: U.S. Bank NA)
     1.100% 12/01/24 (a)             1,080,000    1,080,000




See notes to investment portfolio.

June 30, 2003


MUNICIPAL SECURITIES (CONTINUED)             PAR      VALUE
------------------------------------------------------------
WASHINGTON (CONTINUED)
   Hamilton Place Senior Living LP
   Project, Series 1996 A, VRDB,
   (LOC: U.S. Bank NA)
     1.030% 07/01/28 (a)            $1,070,000 $   1,070,000
   Regency Park Apartments Project,
   Series 1999 A, VRDB,
   (LOC: U.S. Bank NA)
     1.100% 10/01/29 (a)             2,220,000    2,220,000
                                                -----------
                                                  4,370,000
                                                -----------

WISCONSIN - 6.1%
Chase IDR, Belgiosio Cheese, Inc.
   Project, Series 1998, VRDB,
   (LOC: BankOne NA)
     1.200% 04/01/11 (a)               700,000      700,000
Holland IDR, White Clover Dairy, Inc.
   Project, Series 1994, VRDB,
   (LOC: BankOne NA)
     1.200% 05/01/05 (a)             1,755,000    1,755,143
Kenosha IDR, Monarch Plastics, Inc.
   Project, Series 1994, VRDB,
   (LOC: BankOne NA)
     1.200% 12/01/09 (a)             1,225,000    1,225,000
Oostberg IDR, Dutchland Platics Corp.,
   Series 2002, (LOC: U.S. Bank NA)
     1.10% 12/01/17 (a)              2,900,000    2,900,000
                                                -----------
                                                  6,580,143
                                                -----------

TOTAL MUNICIPAL SECURITIES - 101.9%
   (cost of $109,379,820) (c)                   109,379,820
                                                -----------

OTHER ASSETS & LIABILITIES, NET - (1.9)%         (1,984,887)
                                               ------------
NET ASSETS - 100.0%                            $107,394,933
                                               ============





NOTES TO INVESTMENT PORTFOLIO:
(a) Security is subject to federal alternative minimum tax. At June 30, 2003, the aggregated amortized cost of these securities represented 67.2% of total net assets.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $4,010,000 which represents 3.7% of net assets.
(c) Cost for both financial statement and federal income tax purposes is the same.

    Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of June 30, 2003.

        ACRONYM                            NAME
        --------              ---------------------------------
        AMBAC                 American Municipal Bond
                              Assurance Corp.
        BAN                   Bond Anticipation Notes
        FGIC                  Financial Guaranty Insurance
                              Company
        FHLB                  Federal Home Loan Bank
        FSA                   Financial Security Assurance
        IDA                   Industrial Development
                              Authority
        IDR                   Industrial Development Revenue
        LIQ FAC               Liquidity Facility
        LOC                   Letter of Credit
        TRAN                  Tax and Revenue Anticipation
                              Notes
        VRDB                  Variable Rate Demand Bonds



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2003


ASSETS:
Investments, at cost                           $109,379,820
                                               ------------
Investments, at value                          $109,379,820
Cash                                                163,377
Receivable for:
   Fund shares sold                                 220,211
   Interest                                         494,309
Expense reimbursement due from Advisor               62,327
Deferred Trustees' compensation plan                  5,825
Other assets                                            287
                                               ------------
   Total Assets                                 110,326,156
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased                          2,500,000
   Fund shares repurchased                          261,817
   Distributions                                     17,745
   Management fee                                    21,983
   Administration fee                                11,648
   Transfer agent fee                                51,217
   Pricing and bookkeeping fees                       6,046
   Merger fee                                        13,706
   Trustees' fee                                         83
   Audit fee                                         20,000
   Deferred Trustees' fee                             5,825
Other liabilities                                    21,153
                                               ------------
   Total Liabilities                              2,931,223
                                               ------------

NET ASSETS                                     $107,394,933
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $107,487,867
Overdistributed net investment income                   333
Accumulated net realized loss                       (93,267)
                                               ------------
NET ASSETS                                     $107,394,933
                                               ============
Class A:
Net assets                                     $ 12,447,799
Shares outstanding                               12,462,000
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
Class B:
Net assets                                     $  1,457,409
Shares outstanding                                1,457,734
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============





Class C:
Net assets                                     $    709,621
Shares outstanding                                  709,640
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
Class Z:
Net assets                                     $ 92,780,104
Shares outstanding                               92,838,055
                                               ============
Net asset value, offering and
   redemption price per share                  $       1.00
                                               ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See notes to financial statements.

STATEMENT OF OPERATIONS


For the Year Ended June 30, 2003




INVESTMENT INCOME:
Interest                                         $1,718,441
                                                 ----------

EXPENSES:
Expenses allocated from Portfolio                    14,337
Management fee                                      293,139
Administration fee                                  294,668
Distribution fee:
   Class B                                            7,819
   Class C                                            7,904
Service fee:
   Class B                                            2,606
   Class C                                            2,630
Pricing and bookkeeping fees                         52,267
Transfer agent fee                                  231,695
Trustees' fee                                         9,628
Custody fee                                           7,073
Registration fee                                     76,793
Merger expense                                       11,511
Other expenses                                       14,407
                                                 ----------
   Total Expenses                                 1,026,477
Fees and expenses waived or reimbursed
   by Advisor:
   Class A                                          (19,214)
   Class B                                           (6,181)
   Class C                                           (1,359)
   Class Z                                         (144,790)
Fees waived by Distributor - Class C                 (6,328)
Custody earnings credit                              (1,111)
                                                 ----------
   Net Expenses                                     847,494
                                                 ----------
Net Investment Income                               870,947
                                                 ----------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments                    (40,634)
Net change in unrealized appreciation/
   depreciation on investments                        1,058
                                                 ----------
   Net Loss                                         (39,576)
                                                 ----------

Net Increase in Net Assets from Operations       $  831,371
                                                 ----------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS





                                      YEAR ENDED JUNE 30,
                                  --------------------------
INCREASE (DECREASE) IN NET ASSETS: 2003 (a)        2002
------------------------------------------------------------

OPERATIONS:
Net investment income           $    870,947   $    173,564
Net realized loss on investments     (40,634)        (1,321)
Net change in unrealized
   appreciation/depreciation
   on investments                      1,058           (647)
                                ------------   ------------
Net Increase from Operations         831,371        171,596
                                ------------   ------------


DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                          (106,614)      (167,113)
   Class B                            (1,624)        (1,695)
   Class C                            (4,353)        (5,353)
   Class Z                          (770,587)            --
                                ------------   ------------
Total Distributions Declared
   to Shareholders                  (883,178)      (174,161)
                                ------------   ------------


SHARE TRANSACTIONS:
Class A:
   Subscriptions                  25,992,328     25,549,066
   Distributions reinvested           92,994        135,356
   Redemptions                   (26,446,443)   (25,256,029)
                                ------------   ------------
      Net Increase (Decrease)       (361,121)       428,393
                                ------------   ------------
Class B:
   Subscriptions                   3,687,871      1,531,635
   Distributions reinvested            1,201          1,484
   Redemptions                    (2,852,885)    (1,135,013)
                                ------------   ------------
      Net Increase                   836,187        398,106
                                ------------   ------------
Class C:
   Subscriptions                  14,085,479      9,846,232
   Distributions reinvested            2,012          4,916
   Redemptions                   (17,295,553)    (6,322,731)
                                ------------   ------------
      Net Increase (Decrease)     (3,208,062)     3,528,417
                                ------------   ------------
Class Z:
   Subscriptions                  87,957,535             --
   Proceeds received in
      connection with merger     110,305,352             --
   Distributions reinvested          649,175             --
   Redemptions                  (106,083,732)            --
                                ------------   ------------
      Net Increase                92,828,330             --
                                ------------   ------------
Net Increase from
   Share Transactions             90,095,334      4,354,916
                                ------------   ------------
Total Increase in Net Assets      90,043,527      4,352,351





                                      YEAR ENDED JUNE 30,
                                ----------------------------
                                   2003 (a)        2002
------------------------------------------------------------

NET ASSETS:
Beginning of period             $ 17,351,406   $ 12,999,055
                                ------------   ------------
End of period (including
   undistributed net
   investment income of
   $333 and $1,052,
   respectively)                $107,394,933   $ 17,351,406
                                ============   ============


CHANGES IN SHARES:
Class A:
   Subscriptions                  25,992,328     25,549,602
   Issued for distributions
      reinvested                      92,994        135,356
   Redemptions                   (26,446,443)   (25,256,029)
                                ------------   ------------
   Net Increase (Decrease)          (361,121)       428,929
                                ------------   ------------
Class B:
   Subscriptions                   3,688,023      1,531,635
   Issued for distributions
      reinvested                       1,201          1,484
   Redemptions                    (2,852,886)    (1,135,013)
                                ------------   ------------
   Net Increase                      836,338        398,106
                                ------------   ------------
Class C:
   Subscriptions                  14,085,479      9,846,233
   Issued for distributions
      reinvested                       2,012          4,916
   Redemptions                   (17,295,553)    (6,322,731)
                                ------------   ------------
      Net Increase (Decrease)     (3,208,062)     3,528,418
                                ------------   ------------
Class Z:
   Subscriptions                  87,957,383             --
   Issued in connection with
      merger                     110,315,229             --
   Issued for distributions
      reinvested                     649,175             --
   Redemptions                  (106,083,732)            --
                                ------------   ------------
      Net Increase                92,838,055             --
                                ------------   ------------

(a) Class Z shares commenced operations on July 15, 2002.




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


June 30, 2003


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Liberty Municipal Money Market Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek maximum current income exempt from federal income tax consistent with capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares commenced operations on July 15, 2002 and are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the close of business on July 12, 2002, the Liberty Municipal Money Market Fund acquired all the net assets of Stein Roe Municipal Money Market Fund pursuant to a plan of reorganization approved by Liberty Municipal Money
Market Fund shareholders on June 28, 2002. All assets of Stein Roe Municipal Money Market Fund were transferred to Liberty Municipal Money Market Fund in a tax-free exchange and shareholders of Stein Roe Municipal Money Market Fund received shares of Liberty Municipal Money Market Fund in exchange for their shares as follows:

          Liberty Municipal       Net Assets of the
            Money Market         Stein Roe Municipal
                Fund                 Money Market
            Shares Issued            Fund Received
-----------------------------------------------------
             110,315,229             $110,305,352

     Net Assets          Net Assets of         Net Assets
    of the Liberty         Stein Roe         of the Liberty
    Municipal Money        Municipal         Municipal Money
     Market Fund       Money Market Fund       Market Fund
  Immediately Prior    Immediately Prior    Immediately After
    to Combination      to Combination         Combination
---------------------------------------------------------------
      $14,033,675        $110,305,352         $124,339,027

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F Municipal Money Market Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of net assets of the SR&F Municipal Money Market Portfolio were distributed to Liberty Municipal Money Market Fund based on allocation method in compliance with the Internal Revenue Service.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Short-term municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly.

NOTE 2.  FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for current year distribution payable, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for

June 30, 2003


distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

     Undistributed        Accumulated
    Net Investment       Net Realized            Paid-In
        Income               Loss                Capital
        ------               ----                -------
        $11,512            $(45,426)             $33,914

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the reclassification are book to tax timing differences which were acquired as part of the merger.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:
                             2003                 2002
                             ----                 ----
   Tax-Exempt Income       $883,178             $174,161

As of June 30, 2003, the component of distributable earnings on a tax basis was as follows:
                         Undistributed
                          Tax-Exempt
                            Income
                            ------
                            $25,655

The following capital loss carryforwards, determined as of June 30, 2003 are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                       CAPITAL LOSS
      YEAR OF EXPIRATION               CARRYFORWARDS
--------------------------------------------------------
             2004                         $ 1,859
             2005                             167
             2006                             258
             2007                             103
             2008                          23,749
             2009                          14,183
             2010                          10,994
             2011                          41,954
                                          -------
             Total                        $93,267
                                          -------

Of the capital loss carryforwards attributable to Liberty Municipal Money Market Fund, $50,413 ($4,986 expired June 30, 2003, $1,840 expiring June 30, 2004, $103 expiring June 30, 2007, $23,748 expiring June 30, 2008, $10,270 expiring June 30, 2009 and $9,466 expiring June 30, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund, of which $45,427 remains. (See Note 1).

Utilization of Stein Roe Municipal Money Market Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund, and Colonial Management Associates, Inc. ("Colonial"), the pricing and bookkeeping agent, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

Prior to July 15, 2002, the management fee was paid by the Portfolio at the same rate.

ADMINISTRATOR:
Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. As of June 30, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 15, 2002, Colonial received from the Fund an annual flat fee of $5,000 and Columbia received from the Portfolio an annual flat fee of $10,000 for pricing and bookkeeping services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

June 30, 2003


UNDERWRITING DISCOUNTS, SERVICE
AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $16,986, $5,610 and $30,993 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. In addition, the Advisor has voluntarily agreed to waive a portion of both the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
Columbia has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.70% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,111 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $14,009 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                                      YEAR ENDED JUNE 30,
                                                               ---------------------------------------------------------------
CLASS A SHARES                                                    2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                          0.008(b)     0.014(b)     0.033(b)     0.032(c)     0.026(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.008)      (0.014)      (0.033)      (0.032)      (0.026)
                                                                --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                  $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                ========     ========     ========     ========     ========
Total return (d)(e)                                                0.75%        1.36%        3.31%        3.20%        2.68%
                                                                ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                                       0.70%(f)     0.75%        0.75%        0.75%        0.75%
Net investment income (a)                                          0.75%(f)     1.33%        3.27%        3.15%        2.66%
Waiver/reimbursement (a)                                           0.14%        1.04%        0.80%        0.69%        0.75%
Net assets, end of period (000's)                               $ 12,448     $ 12,812     $ 12,386     $ 13,362     $ 12,604

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                                      YEAR ENDED JUNE 30,
                                                               ---------------------------------------------------------------
CLASS B SHARES                                                    2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                          0.002(b)     0.005(b)     0.023(b)     0.022(c)     0.016(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.002)      (0.005)      (0.023)      (0.022)      (0.016)
                                                                --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                  $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                ========     ========     ========     ========     ========
Total return (d)(e)                                                0.17%        0.48%        2.37%        2.17%        1.65%
                                                                ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                                       1.35%(f)     1.58%        1.75%        1.75%        1.75%
Net investment income (a)                                          0.06%(f)     0.50%        2.27%        2.15%        1.66%
Waiver/reimbursement (a)                                           0.59%        1.20%        0.80%        0.69%        0.75%
Net assets, end of period (000's)                               $  1,457     $    622     $    223     $    677     $  1,099

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                                      YEAR ENDED JUNE 30,
                                                               ---------------------------------------------------------------
CLASS B SHARES                                                    2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                          0.004(b)     0.010(b)     0.029(b)     0.028(c)(d)  0.022(c)(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.004)      (0.010)      (0.029)      (0.028)      (0.022)
                                                                --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                  $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                ========     ========     ========     ========     ========
Total return (e)(f)                                                0.36%        0.96%        2.89%        2.78%        2.27%
                                                                ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                                       1.09%(g)     1.15%        1.15%        1.15%(d)     1.15%(d)
Net investment income (a)                                          0.38%(g)     0.93%        2.87%        2.75%(d)     2.26%(d)
Waiver/reimbursement (a)                                           0.72%        1.64%        1.40%        0.69%        0.75%
Net assets, end of period (000's)                              $     710     $  3,917     $    390     $    221     $    178

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(d)Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Advisor, Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout the period is as follows:

                                                                PERIOD
                                                                 ENDED
                                                               JUNE 30,
CLASS Z SHARES                                                 2003 (a)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  1.000
                                                               --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                         0.007
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.007)
                                                               --------
NET ASSET VALUE, END OF PERIOD                                 $  1.000
                                                               ========
Total return (c)(d)                                               0.73%
                                                               ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                                   0.70%
Net investment income (e)(f)                                      0.75%
Waiver/reimbursement (f)                                          0.14%
Net assets, end of period (000's)                              $ 92,780

(a)Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




To the Shareholders and Board of Trustees of Liberty Funds Trust IV Liberty Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty Municipal Money Market Fund (the "Fund") (a series of Liberty Funds Trust IV) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Municipal Money Market Fund (a series of Liberty Funds Trust IV) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Earnst & Young LLP

Boston, Massachusetts
August 19, 2003

UNAUDITED INFORMATION



Federal Tax Information

100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                          Number of
                                          Year First                                                    Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age       Liberty Funds to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United         85           None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development        85           None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly         87(4)        None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,     120(2)       None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since   88(4,5)  Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of 85           None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                          Number of
                                          Year First                                                     Portfolios in
                                          Elected or                                                    Liberty Funds      Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age       Liberty Funds to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners     85         Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs       86(5)   Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners         87(4)  Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer  86(6)      None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.


OFFICERS AND TRANSFER AGENT

                                       Year First
                                       Elected or
                         Position with  Appointed
Name, Address and Age     Liberty Funds to Office        Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).




IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Municipal Money Market Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Municipal Money Market Fund

LIBERTY MUNICIPAL MONEY MARKET FUND   ANNUAL REPORT



                                                776-02/616O-0603 (08/03) 03/2207

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust IV
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    September 5, 2003
    -------------------------------------------------------------------